Equity	12 Months Ended
Jun. 30, 2023
Share capital, reserves and other equity [Abstract]
Equity	Equity
(a)Prior reorganization
The financial statements were prepared in accordance with principles described in Note 2. No share capital is presented. The net investment and the profit for the year is derived by aggregating the net assets and business activities of the Group.
Acquisitions of non-controlling interests in the year ended June 30, 2023:
In 2022, the Group acquired an additional 26.24% stake of Cultivar for R$42,500. The carrying amount of the 26.24% non-controlling interest was R$16,607. The
Group recognized a decrease in non-controlling interest of R$16,607 and a decrease in net investment of the Parent of R$25,893.
In 2022, the Group acquired an additional 6.89% stake of Pitangueiras for R$45,000. The carrying amount of the 6.89% non-controlling interest was R$19,569. The Group recognized a decrease in non-controlling interest of R$19,569 and a decrease in net investment of the Parent of R$25,431. Agrovenci, Qualiciclo, Desempar Participações, Denorpi, Deragro, Desempar Tecnologia, Futuragro, Plenafértil, Realce, Cultivar and Nova Geração are direct or indirect controlled by Pitangueiras and the equity interest of each subsidiary were changed on the consolidated financial statements as described in note 2.c. Additionally, the Group paid R$13,387 related to non-controlling interests on Produtec.
The effect on the total net investment during the period is summarized as follow:
Pre reorganization:

Carrying amount of non-controlling interests acquired	36,176
Consideration paid to non-controlling interests	(100,887)
Excess of consideration paid recognized in net investment of the Parent	(64,711)
Acquisitions of non-controlling interests in the year ended June 30, 2022:
In December 2021, the Group acquired an additional 20% stake of Group Cenagro through the exchange of shares of Lavoro Colombia SAS representing a 2.68% interest. No cash consideration was paid. The fair value of such shares was R$6,480 and the carrying amount of the 20% non-controlling interest was R$4,602. The fair value of the consideration was based on an equity transaction with third partiesclose to the acquisition date.The Group recognized an increase in non-controlling interest of R$1,878 and a decrease in net investment of the Parent of R$1,878.
In June 2022, the Group acquired an additional 5.77% stake of Lavoro Agrocomercial S.A. paid in cash for R$16,782. The carrying amount of the 5.77% non-controlling interest was R$9,769. The Group recognized a decrease in non-controlling interest of R$9,769 and a decrease in net investment of the Parent of R$7,013.
In June 2022, the Group acquired an additional 7.65% stake of Produtec Comércio e Representações S.A. paid in cash for R$17,569. The carrying amount of the 6.89% non-controlling interest was R$23,203. The Group recognized a decrease in non-controlling interest of R$23,203 and an increase in net investment of the Parent of R$5,634.
The effect on the total net investment during the year is summarized as follow:
In the year ended June 30, 2022:

Carrying amount of non-controlling interests acquired	32,972
Difference between consideration paid in shares and non-controlling interest acquired	(1,878)
Total carrying amount of non-controlling interests acquired, net	31,094
Consideration paid to non-controlling interests	(34,351)
Excess of consideration paid recognized in net investment of the Parent	(3,257)
Acquisitions of non-controlling interests in the year ended June 30, 2021:
In fiscal year ended June 30, 2021, the Group acquired an additional 8.94% stake of Lavoro Agrocomercial paid in cash for R$79,493. The carrying amount of the 8.94% non-controlling interest was R$57,422. The Group recognized a decrease in non-controlling interests of R$57,422 and a decrease in net investment of the Parent of R$22,071, as follows:

Carrying amount of non-controlling interests acquired	57,422
Consideration paid in cash to non-controlling interests	(79,493)
Excess of consideration paid recognized in net investment of the Parent	(22,071)
(b)After reorganization
The following table illustrates the impact of the closing of SPAC Transaction on the shareholders’ equity of the Lavoro:

Ordinary authorized and issued shares	Number of shares	Share capital	Additional Paid-in Capital
Net investment	-	-	-
Shares issued to the shareholders of Lavoro Agro Limited	98,726,401	514	1,464,083
Shares issued to the shareholders of TPB Acquisition Corp	14,875,879	77	670,256
As of June 30, 2023	113,602,280	591	2,134,339
Ordinary Shares
A Lavoro ordinary shares have a par value of US$0.001 and are entitled to one vote per share.
Other capital reserves
Other capital reserves is comprised of a reserve set-up by the Group share-based payment (an equity-settled share-based compensation plan).
Share based payment
Accounting policy for share based payment
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. That cost is recognized in personnel expenses (Note 29), together with a corresponding increase in equity (other capital reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest.
Service conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions.
No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
Share-based payment (“SBP”)
On August 17, 2022, the Group approved the Lavoro Agro Holding S.A. Long-Term Incentive Policy (the “Lavoro Share Plan”). Under the Lavoro Share Plan, individuals selected by the Lavoro board of directors (“Selected Employees”) are eligible to receive incentive compensation consisting of cash, assets or share options issued by Lavoro Agro Limited, in an amount linked to the appreciation in the Lavoro
Agro Limited share price at the time of the liquidity event, upon the satisfaction of certain conditions, as described below.
As of June 30, 2023, Lavoro has granted 49,518,732 share options as incentive compensation to Selected Employees. Share options granted under the Lavoro Share Plan will vest in the event the following market conditions are met (the “Market Conditions”):
(i)the occurrence of a liquidity event satisfying a minimum internal rate of return specified in the Lavoro Share Plan; and
(ii)the price per share obtained under such liquidity event must be greater than or equal to one of the following amounts:
(a)a pre-established reference price multiplied by three; or
(b)an amount calculated in accordance with a pre-established formula, in each case specified under the Lavoro Share Plan.
Moreover, upon the satisfaction of the Market Conditions, such share options will vest according to the following schedule (the “Service Conditions”):
(i)one-third of the options vest on the third anniversary of the grant date;
(ii)one-third of the options vest on the fourth anniversary of the grant date; and
(iii)one-third of the options vest on the fifth anniversary of the grant date.
The Lavoro Share Plan has a term of five years: if the Market Conditions have not been satisfied within this year, all options granted under the Lavoro Share Plan will be extinguished, with no further payment or incentive obligation remaining due by Lavoro. The consummation of the SPAC Transaction (see note 1) did not satisfy the Market Conditions.
As of February 28, 2023, the shareholders of Lavoro approved the Lavoro Share Plan. As a result, Lavoro reserved for issuance the number of ordinary shares equal to the number of Lavoro Share Plan Shares under the Lavoro Share Plan, as adjusted in accordance with the Business Combination Agreement, in an amount of 1,663,405 ordinary shares.
The exercise price of the share-based payment is equal to the options price agreed with the employee in the contracts, representing the amount of R$1 monetarily adjusted until the date on which the liquidity event occurs.
The fair value of share options granted is estimated at the date of grant considering the terms and conditions using the Black-Scholes model, taking into account the terms and conditions on which the share options were granted. The model also takes into account historical and expected dividends, and the share price volatility of Lavoro.
On May 26, 2023 the Board of Directors approved a long-term incentive plan (the “New Lavoro Equity Plan”) in which eligible participants may include members of our management, our employees and our directors. Beneficiaries under the New Lavoro Equity Plan will be granted equity awards pursuant to the terms and conditions of the New Lavoro Equity Plan and any applicable award agreement.
The expense recognized for employee services received during the year and the number of options granted is shown in the following tables:

Other capital reserves

At June 30, 2022	-

Share-based payments expense during the year	14,533

At June 30, 2023	14,533

Options granted
At June 30, 2022	-

Granted options	49,518,732
Canceled	(3,800,000)

At June 30, 2023	45,718,732
The weighted average fair value of the options granted during the period was R$0.44 per option. The significant data included in the model were: weighted average share price of R$2.88 on the grant date, exercise price presented above, volatility of 33.88%, no dividend yield, an expected option life of 3.37 years and a risk-free annual interest rate of 12.45%.
Earnings per share
Earnings (loss) per share is calculated by dividing the profit (loss) for the period attributable to net investment of the parent/equity holders of the parent by the weighted average number of common shares available during the fiscal year. Diluted earnings (loss) per share is calculated by adjusting the weighted average number of common shares, presuming the conversion of all the potential diluted common shares.
The number of ordinary shares issued by Lavoro, as a result of the corporate reorganization is reflected retroactively, for purposes of calculating earnings per share in all prior periods presented.
The table below show data used in calculating basic and diluted earnings (loss) per share attributable to the net investment of the parent/equity holders of the parent:

	2023	2022	2021

Weighted average ordinary shares of Lavoro	113,602	113,602	113,602
Effects of dilution from:
Share-based payment(i)	1,605	-	-
Number of ordinary shares adjusted for the effect of dilution	115,207	113,602	113,602

Profit (loss) for the period attributable to net investment of the parent/equity holders of the parent	(260,710)	78,170	38,390

Basic earnings (loss) per share	(2.29)	0.69	0.34
Diluted earnings (loss) per share	(2.29)	0.69	0.34
(i)Based on the numbers of shares reserved by Lavoro Limited to the Lavoro Share Plan, as explained above.
The Group reported a loss for the year ended June 30, 2023, accordingly the ordinary shares related to the share-based payment have a non-dilutive effect and therefore were not considered in the total number of shares outstanding to determine the diluted earnings (loss) per share.
All public and private warrants are out of the money as of June 30, 2023; therefore, the approximately 6,012,085 and 4,071,507 public and private warrants, respectively, were not included in the calculation of the diluted earnings (loss) per share. Similarly, the 3,060,662 Founder Shares were not considered in the calculation of the diluted earnings (loss) per share due to the Group’s market share price.